Loans receivable, net (Company's loan portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans receivable, gross	$ 10,636	$ 23,717
Installment loans to individuals [Member]
Loans receivable, gross	15	11,741
Real estate backed loan
Loans receivable, gross	6,221	7,285
Securities backed loan
Loans receivable, gross	1,617
Commercial loans
Loans receivable, gross	$ 2,783	$ 4,691